Leases and subleases - Schedule of Short-term and Long-term Portion of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Short-term portion of lease liability	$ 3,394	$ 4,972
Long-term portion of lease liability	18,250	24,155
Total lease liability	$ 21,644	$ 29,128	$ 32,990